INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income and social contribution taxes
Assets temporary differences	R$ 8,625,505	R$ 12,903,115
Liabilities temporary differences	4,640,208	4,173,186
Non-current assets	3,986,415	8,729,929
Non-current liabilities	1,118
Tax loss
Deferred income and social contribution taxes
Assets temporary differences	1,207,096	1,156,876
Negative tax basis of social contribution
Deferred income and social contribution taxes
Assets temporary differences	445,250	411,074
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets temporary differences	268,596	249,345
Operating provisions and other losses
Deferred income and social contribution taxes
Assets temporary differences	999,028	965,130
Exchange rate variation
Deferred income and social contribution taxes
Assets temporary differences	4,297,503	6,555,202
Derivatives losses ("MtM")
Deferred income and social contribution taxes
Assets temporary differences		2,193,693
Amortization of fair value adjustments arising from business combinations
Deferred income and social contribution taxes
Assets temporary differences	680,142	699,535
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets temporary differences	363,052	298,888
Leases
Deferred income and social contribution taxes
Assets temporary differences	364,838	373,372
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities temporary differences	1,023,103	746,489
Property, plant and equipment - deemed cost
Deferred income and social contribution taxes
Liabilities temporary differences	1,217,349	1,316,859
Accelerated tax depreciation
Deferred income and social contribution taxes
Liabilities temporary differences	869,997	944,949
Borrowing cost
Deferred income and social contribution taxes
Liabilities temporary differences	210,834	99,399
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities temporary differences	703,274	430,966
Deferred taxes, net of fair value adjustment
Deferred income and social contribution taxes
Liabilities temporary differences	398,950	427,313
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Deferred income and social contribution taxes
Liabilities temporary differences	194,121	198,027
Derivatives gains ("MtM")
Deferred income and social contribution taxes
Liabilities temporary differences	9,164
Other temporary differences
Deferred income and social contribution taxes
Liabilities temporary differences	R$ 13,416	R$ 9,184